Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Credit Suisse Volaris US Strategies Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND FUND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The accompanying tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Credit Suisse Funds. More information about these and other discounts is available from your financial representative and in this Prospectus on page 122 under the heading "Other Shareholder Information – Classes of Shares and Sales Charges" and in the fund's Statement of Additional Information ("SAI") on page 73 under the heading "Additional Purchase and Redemption Information."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-02-28
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities and other investments (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the fiscal period beginning March 30, 2014 and ended October 31, 2014, the fund's portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Credit Suisse Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example may help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Assume you invest $10,000, the fund returns 5% annually, expense ratios remain the same and you close your account at the end of each of the time periods shown. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund seeks to achieve its investment objective by investing, under normal circumstances, in equity securities and other financial instruments that provide exposure to the S&P 500 Total Return Index (the "Total Return Index") (the "index exposure strategy"), combined with actively managed options overlay strategies. These strategies are intended to provide the fund with returns exceeding those of the Total Return Index over a full market cycle, while limiting downside risk and improving returns during periods of significant, extreme downward market movement. The Total Return Index assumes reinvestment of all dividends paid by the issuers in the S&P 500 Index, which is a market capitalization-weighted price index of 500 large-capitalization stocks commonly used to represent the U.S. equity market (the "S&P 500 Index").

To implement the index exposure strategy, the fund purchases and writes (sells) S&P 500 Index options and futures, and invests in stocks and exchange-traded funds ("ETFs") that provide exposure to the S&P 500 Index. The value of these positions is intended to closely track changes in the value of the S&P 500 Index. The fund typically seeks to gain long exposure to the S&P 500 Index in an amount approximately equal to the fund's net assets. The fund's use of S&P 500 Index options and futures enables the fund to obtain exposure to the S&P 500 Index with a fraction of the assets that would otherwise be needed if the fund were to obtain such exposure solely through a direct investment in the stocks that comprise the S&P 500 Index or in a representative sample of such stocks. This provides the fund with the ability to invest a greater portion of its assets in options and futures as part of its options overlay strategies and in fixed income securities that serve as collateral for the fund's options and futures positions. Under normal circumstances, the fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in securities of U.S. issuers.

The fund's options overlay strategies consist of a return enhancement strategy and a tail risk hedging strategy. To implement the return enhancement strategy, the fund enters into call and put option spread transactions and, to a lesser extent, purchases call and put options. The goal of the return enhancement strategy is to enhance the fund's returns by generating option premium income or buying options that increase in value. When Credit Suisse perceives option valuations to be expensive (which tends to occur when investors generally expect high market volatility), it will seek to enhance the fund's returns through option premium income from short option spread transactions. In a short call option spread transaction, the fund will purchase call options with a strike price above the current value of the underlying reference asset or index ("out-of-the-money" call options) and sell a maximum of an equal number of out-of-the-money call options with a lower strike price than the call options purchased. In a short put option spread transaction, the fund will sell put options with a strike price below the current value of the underlying reference asset or index ("out-of-the-money" put options) and purchase a minimum of an equal number of out-of-the-money put options with a lower strike price than the put options sold. Using short spreads enables the fund to potentially limit losses on options sold short. When Credit Suisse perceives options valuations to be inexpensive (which tends to occur when investors generally expect low market volatility), it will seek to enhance the fund's returns through the purchase of out-of-the-money call and put options. These options transactions are intended to generate gains for the fund, as the options are repriced higher, or, in the case of purchased call options, because the value of the options increase as the market moves higher, or, in the case of purchased put options, because the value of the options increase as the market moves lower. The extent of the fund's implementation of its return enhancement strategy will vary over time based on Credit Suisse's assessment of market conditions, pricing of options, related risks and other factors.

To implement the tail risk hedging strategy, the fund enters into short call and put option spread transactions and purchases deep out-of-the-money call and put options. The goal of the tail risk hedging strategy is to limit the fund's downside risk and improve the fund's returns during periods of significant, extreme downward market movement. These periods are characterized by negative performance of the stock markets that deviates significantly from long-term performance over a short period of time, such as during the 2008 financial crisis. When option valuations are perceived to be expensive by Credit Suisse, the fund enters into short option transactions in which it uses the option premium income generated by the options it writes to purchase at least twice as many deeper out-of-the-money options. When option valuations are perceived to be inexpensive by Credit Suisse, the fund purchases deep out-of-the-money options. The fund's tail risk hedging strategy is implemented on an ongoing basis, regardless of market conditions.

For both the return enhancement strategy and the tail risk hedging strategy, the fund may enter into the options and option spread transactions on U.S. equity indices, as well as non-U.S. equity indices, commodities, currencies and fixed income securities, all of which may have an indirect impact on U.S. equity markets.

The fund's options overlay strategies may reduce the fund's ability to experience gains comparable to those of the broader equity market in a rising market and may cause the fund to experience losses greater than those of the broader equity market in a declining market. The fund's options overlay strategies are not designed to mitigate losses or improve returns in declining markets, except during periods of significant, extreme downward market movement. In certain instances, the fund may use futures instead of options in carrying out its options overlay strategies. Under normal market conditions, the fund typically will limit net exposure of its options and futures positions to not exceed 150% of the value of the fund's portfolio. The fund expects primarily to use listed exchange-traded options and futures contracts. Listed options and futures contracts typically are originated and standardized by securities exchanges and clearinghouses.

Assets of the fund not invested in stocks, ETFs, options and futures will be invested in fixed income securities, including U.S. government securities and U.S. government agency securities or held as cash. The fund does not have a policy with respect to maturity or credit quality of its fixed income securities investments. The primary purpose of the fixed income securities held by the fund will be to serve as margin or collateral for the fund's options and futures positions; however, these securities are also expected to earn income for the fund.

The fund is "non-diversified," meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

A WORD ABOUT RISK

All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

Principal risk factors for the fund are discussed below. Before you invest, please make sure you understand the risks that apply to the fund. As with any mutual fund, you could lose money over any period of time.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CREDIT RISK

The issuer of a debt instrument may default or otherwise become unable to honor a financial obligation. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness also may affect the value of the fund's investment in that issuer.

DERIVATIVES RISK

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as market risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

EQUITY EXPOSURE RISK

Equity security prices have historically risen and fallen in periodic cycles. U.S. and foreign equity markets have experienced periods of substantial price volatility in the past and may do so again in the future. The market values of equity securities, such as common stocks, may decline due to general market conditions and are subject to greater fluctuations than certain other asset classes as a result of factors such as a company's business performance, investor perceptions, stock market trends, real or perceived adverse economic conditions, changes in interest or currency rates, adverse factors affecting a particular industry or region, and changes in the general outlook for corporate earnings.

EXCHANGE-TRADED FUNDS RISK

ETFs are subject to investment advisory and other expenses. If a fund invests in ETFs, the cost of investing in the fund may be higher than other funds that invest only directly in individual securities. Shareholders will indirectly bear fees and expenses charged by ETFs in addition to the fund's direct fees and expenses. ETFs are subject to specific risks, depending on the nature of the ETF.

Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and a fund could lose money investing in an ETF.

EXPOSURE RISK

The risk associated with investments (such as derivatives) or practices (such as short selling) that increase the amount of money the fund could gain or lose on an investment.

■  Hedged Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

■  Speculative To the extent that a derivative or practice is not used as a hedge, the fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options are unlimited.

FIXED INCOME RISK

The market value of fixed income investments will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed income investments are also subject to credit risk.

FUTURES CONTRACTS RISK

The risks associated with the fund's use of futures contracts and swaps and structured notes that reference the price of futures contracts include the risk that: (i) changes in the price of a futures contract may not always track the changes in market value of the underlying reference asset; (ii) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and (iii) if the fund has insufficient cash to meet margin requirements, the fund may need to sell other investments, including at disadvantageous times.

INDEX/TRACKING ERROR RISK

Although the fund attempts to track the investment performance of the S&P 500 Total Return Index through its index exposure strategy, the fund may not be able to duplicate its exact return. In addition, unlike the fund, the returns of the S&P 500 Total Return Index are not reduced by investment and other operating expenses.

INTEREST RATE RISK

Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed income securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values. The fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Generally, the longer the maturity or duration of a debt instrument, the greater the impact of a change in interest on the instrument's value.

LEVERAGING RISK

The fund may invest in certain derivatives that provide leveraged exposure. The fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may cause the fund to lose more than the amount it invested in those instruments. The net asset value of the fund when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the portfolio to pay interest.

MARKET RISK

The market value of an instrument may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause an instrument to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments – including stocks, bonds and commodities, and the mutual funds that invest in them.

NON-DIVERSIFIED STATUS

The fund is considered a non-diversified investment company under the 1940 Act, and is permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers. As a result, the fund may be subject to greater volatility with respect to its portfolio securities than a fund that is diversified.

OPTIONS RISK

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived and well-executed options program may be adversely affected by market behavior or unexpected events. Successful options strategies may require the anticipation of future movements in securities prices, interest rates and other economic factors. No assurances can be given that Credit Suisse's judgment in this respect will be correct. When the fund purchases options, it risks losing all or part of the cash paid for the options. Because option premiums paid or received by the fund indirectly are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

SHORT POSITION RISK

The fund may enter into a short position through an option or futures contract. Taking short positions involves leverage of the fund's assets and presents various risks. If the price of the asset, instrument or market on which the fund has taken a short position increases, then the fund will incur a loss equal to the increase in price from the time that the short position was entered into plus any premiums and interest paid to a third party. Therefore, taking short positions involves the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. The fund's loss on a short sale could theoretically be unlimited in a case where the fund is unable, for whatever reason, to close out its short position.

STRATEGY RISK

If the fund's portfolio managers make poor investment decisions, it may cause the fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized. The fund's options overlay strategies can reduce the fund's ability to experience gains comparable to those of the broader equity market in a rising market and can cause the fund to experience losses greater than those of the broader equity market in a declining market. The option and option spread transactions on reference assets and indices other than the S&P 500 Total Return Index used for the fund's tail risk hedging strategy may not correlate to the movement of the S&P 500 Total Return Index. As a result of the potential for such lack of correlation, the fund's tail risk hedging strategy may fail to achieve its goal of limiting the fund's downside risk during periods of significant, extreme equity market movement, causing the fund to be exposed to substantial losses during such periods.

U.S. GOVERNMENT SECURITIES RISK

Obligations of U.S. government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, you could lose money over any period of time.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The fund is considered a non-diversified investment company under the 1940 Act, and is permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers. As a result, the fund may be subject to greater volatility with respect to its portfolio securities than a fund that is diversified.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the fund has not completed a full calendar year of operations, no performance information is available as of the date of this Prospectus.

The fund makes updated performance information available at the fund's website (www.credit-suisse.com/us/funds) or by calling Credit Suisse Funds at 877-870-2874.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund has not completed a full calendar year of operations, no performance information is available as of the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-870-2874
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.credit-suisse.com/us/funds
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum sales charge (load) on reinvested distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management fee	rr_ManagementFeesOverAssets	1.00%
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.42%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.67%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.12%)	[2]
Total annual fund operating expenses after fee limitations/expense reimbursements	rr_NetExpensesOverAssets	1.55%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of shares of $1 million or more may be subject to a 1% deferred sales charge on redemptions within 12 months of purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	674
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,210
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,771
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,292
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	674
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,210
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,771
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,292
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Maximum sales charge (load) on reinvested distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management fee	rr_ManagementFeesOverAssets	1.00%
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.42%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.42%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.12%)	[2]
Total annual fund operating expenses after fee limitations/expense reimbursements	rr_NetExpensesOverAssets	2.30%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	1% during the first year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	333
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	947
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,683
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,628
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	233
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	947
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,683
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,628
Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) on reinvested distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management fee	rr_ManagementFeesOverAssets	1.00%
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1.42%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.42%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.12%)	[2]
Total annual fund operating expenses after fee limitations/expense reimbursements	rr_NetExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	647
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,189
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,671
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	132
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	647
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,189
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,671

[1]	Purchases of shares of $1 million or more may be subject to a 1% deferred sales charge on redemptions within 12 months of purchase.
[2]	Credit Suisse Opportunity Funds (the "Trust") and Credit Suisse Asset Management, LLC ("Credit Suisse") have entered into a written contract limiting operating expenses (excluding certain expenses, including interest charges on fund borrowings, taxes, brokerage commissions, dealer spreads and other transaction charges, expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, short sale dividends, and extraordinary expenses (i.e., litigation and indemnification) and any other costs and expenses that may be approved by the Board of Trustees) to 1.55% of the fund's average daily net assets for Class A shares, 2.30% of the fund's average daily net assets for Class C shares and 1.30% of the fund's average daily net assets for Class I shares at least through February 28, 2016. The Trust is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were paid by Credit Suisse and the reimbursements do not cause a class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses were paid. This contract may not be terminated before February 28, 2016.
[3]	1% during the first year.